Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2019-2022) (Detail) - Plan 2019-2022 [member] $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	258,904	467,368
Settled	(192,225)	(182,510)
Expired	(66,679)	(25,954)
Amount at the end of the fiscal year		258,904
Expense recognized during the fiscal year | $		$ 2
Fair value of shares on grant date (in U.S. dollars) | $ / shares	$ 9.97	$ 9.97